COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS
Schedule of capital commitments on property, plant and equipment

	December 31,	December 31,
	2017	2018
Contracted, but not provided for	2,967,541	3,942,933

Schedule of commitments under operating leases

	December 31,	December 31,
	2017	2018
Within one year	658,574	541,541
In the second to fifth years, inclusive	2,112,800	1,880,058
After five years	12,544,108	10,567,925

	15,315,482	12,989,524

Schedule of commitments to make capital contributions to the Group's joint ventures and associates

	December 31,	December 31,
	2017	2018
Associates	374,800	82,800
Joint ventures	—	460,000

	374,800	542,800